Share Based Compensation - Schedule of Share Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 174,236	¥ 454,552
Fulfillment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	44,408	59,583
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	36,104	38,463
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	71,696	316,911
Technology and Content Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 22,028	¥ 36,595